CYBERSECURITY RISK MANAGEMENT AND STRATEGY DISCLOSURE	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We maintain various cybersecurity measures to safeguard our systems and data. We have implemented processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems and data encryption and are designed to evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets, and stakeholders. We engage and rely on third-party cybersecurity specialists to enhance the effectiveness of our cybersecurity processes, improve our internal capabilities and stay abreast of evolving cybersecurity risks and best practices. We evaluate potential cybersecurity risks associated with our use of these third-party service providers and manage any identified risks in conjunction with such parties. In 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems and data encryption and are designed to evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets, and stakeholders.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Our business strategy, results of operations and financial condition have not been materially affected by risks from cybersecurity threats, but we cannot provide assurance that they will not be materially affected in the future by such risks or any future material incidents. For more information about risks associated with cybersecurity, see “Item 3.D. Risk Factors— Risks Related to Our Business and Financial Condition — We rely on our information systems to conduct our business, and failure to protect these systems against security breaches could adversely affect our business and results of operations. Additionally, if these systems fail or become unavailable for any significant period of time, our business could be harmed.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
As we do not have a dedicated board committee solely focused on cybersecurity, our full Board oversees the implementation of our cybersecurity strategy, as well as cybersecurity risks, with the aim of protecting our interests and assets. Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.

We continue to invest in our cybersecurity systems and to enhance our internal controls and processes. Our business strategy, results of operations and financial condition have not been materially affected by risks from cybersecurity threats, but we cannot provide assurance that they will not be materially affected in the future by such risks or any future material incidents. For more information about risks associated with cybersecurity, see “Item 3.D. Risk Factors— Risks Related to Our Business and Financial Condition — We rely on our information systems to conduct our business, and failure to protect these systems against security breaches could adversely affect our business and results of operations. Additionally, if these systems fail or become unavailable for any significant period of time, our business could be harmed.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Role of Management [Text Block]
As we do not have a dedicated board committee solely focused on cybersecurity, our full Board oversees the implementation of our cybersecurity strategy, as well as cybersecurity risks, with the aim of protecting our interests and assets. Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
As we do not have a dedicated board committee solely focused on cybersecurity, our full Board oversees the implementation of our cybersecurity strategy, as well as cybersecurity risks, with the aim of protecting our interests and assets. Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Chief Executive Officer, who has several years of experience in managing cyber security risk, has oversight responsibility for risks and incidents relating to cybersecurity threats and reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true